CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES:
Voyage and time charter revenues (Note 1)	$ 26,846	$ 25,566	$ 23,806
EXPENSES:
Voyage expenses	3,447	1,267	1,702
Vessel operating expenses	11,321	15,453	22,732
Depreciation and amortization of deferred charges (Note 5)	3,684	4,945	8,147
Management fees (Notes 1 and 3)	147	0	0
General and administrative expenses (Notes 3 and 8)	8,162	8,030	8,366
Impairment losses (Note 5)	31,629	20,654	8,363
Loss / (Gain) on vessels' sale (Note 5)	127	16,700	(945)
Foreign currency (gains) / losses	(7)	(44)	51
Operating loss	(31,664)	(41,439)	(24,610)
OTHER INCOME / (EXPENSES)
Interest and finance costs (Note 9)	(651)	(11,520)	(13,843)
Interest income	258	64	87
Gain from bank debt write off	0	0	42,185
Total other income / (expenses), net	(393)	(11,456)	28,429
Net income / (loss)	$ (32,057)	$ (52,895)	$ 3,819
Earnings / (Loss) per common share, basic and diluted (Note 10)	$ (1.12)	$ (5.6)	$ 8.94
Weighted average number of common shares, basic (Note 10)	28,646,763	9,450,555	427,333
Weighted average number of common shares, diluted (Note 10)	28,646,763	9,450,555	427,361